UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22565

Center Coast Brookfield Core MLP Fund I, LLC
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

Center Coast Brookfield Core MLP Fund I, LLC

(a Delaware Limited Liability Company)
Schedule of Investments - February 28, 2018

Number of Shares		Value
	COMMON STOCK - 10.4%
	Midstream C-corps - 10.4%
1,603	Oneok Inc	$90,297
3,290	SemGroup Corp	73,038
4,820	Targa Resources Corp.	215,213
	Total Midstream C-corps	378,548
	Total Common Stock
	(Cost $282,001)	$378,548
	MASTER LIMITED PARTNERSHIP SHARES - 91.9%
	Diversified Midstream - 33.2%
5,538	Andeavor Logistics LP	$257,406
14,162	Energy Transfer Partners LP	257,890
8,559	Enterprise Products Partners LP	217,570
7,605	MPLX LP	262,601
5,750	Williams Partners LP	208,380
	Total Diversified Midstream	1,203,847
	E&P-sponsored Gathering and Processing - 6.7%
7,953	EnLink Midstream Partners LP	116,113
2,747	Western Gas Partners LP	127,873
	Total E&P-sponsored Gathering and Processing	243,986
	General Partner (K-1) - 5.8%
6,874	NuStar GP Holdings LLC	80,082
3,537	Western Gas Equity Partners LP	128,747
	Total General Partner (K-1)	208,829
	Large-cap Petroleum Transportation & Storage - 14.9%
1,722	Buckeye Partners LP	77,146
6,640	Enbridge Energy Partners LP	83,066
1,982	Magellan Midstream Partners LP	123,796
3,650	NuStar Energy LP	80,081
8,381	Plains All American Pipeline LP	176,839
	Total Large-cap Petroleum Transportation & Storage	540,928

Center Coast Brookfield Core MLP Fund I, LLC

(a Delaware Limited Liability Company)
Schedule of Investments - February 28, 2018 (Continued)

Number of Shares		Value
	MASTER LIMITED PARTNERSHIP SHARES (continued)
	Natural Gas Transportation & Storage - 19.8%
7,250	Boardwalk Pipeline Partners LP	$81,708
3,085	Dominion Midstream Partners LP	77,742
1,900	EQT Midstream Partners LP	116,888
5,800	Spectra Energy Partners LP	227,882
4,300	TC Pipelines LP	211,259
	Total Natural Gas Transportation & Storage	715,479
	Sponsored Petroleum Transportation & Storage - 11.5%
3,508	Phillips 66 Partners LP	172,383
6,765	Shell Midstream Partners LP	162,698
2,060	Valero Energy Partners LP	79,372
	Total Sponsored Petroleum Transportation & Storage	414,453
	Total Master Limited Partnership Shares
	(Cost $3,200,549)	$3,327,522
	Total Long-Term Investments - 102.3%	$3,706,070
	(Cost $3,482,550)
Principal Amount		Value
	Short-Term Investment - 2.7%
$96,214	UMB Money Market Fiduciary, 0.01% [1]	$96,214
	Total Short-Term Investment	96,214
	(Cost $96,214)
	Total Investments * - 105.0%
	(Cost $3,578,764)	3,802,284
	Liabilities in excess of Other Assets - (5.0)%	(180,988)
	Total Members' Equity - 100.0%	$3,621,296

LP - Limited Partnership

1 The rate quoted is the annualized seven-day yield of the Fund at the period end.
* All investments are domiciled in the United States.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Managers (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services may also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Valuation Committee uses in determining fair value.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of February 28, 2018:

Description:	Level 1	Level 2	Level 3	Total
Common Stock[1]	$378,548	$—	$—	$378,548
Master Limited Partnerships[1]	3,327,522	—	—	3,327,522
Short-Term Investment[1]	96,214	—	—	96,214
Total	$3,802,284	$—	$—	$3,802,284

1    All Common Stock, Master Limited Partnerships, and Short-Term Investment held by the Fund are Level 1 securities. For a detailed break-out of Common Stock, Master Limited Partnerships, and Short-Term Investment by major industry classification, please refer to the Schedule of Investments.

There were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Center Coast Brookfield Core MLP Fund I, LLC

By (Signature and Title)  /s/ Brian F. Hurley
  Brian F. Hurley
  President and Principal Executive Officer

Date:   April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian F. Hurley
  Brian F. Hurley
  President and Principal Executive Officer

Date:   April 27, 2018

By (Signature and Title)  /s/ Angela W. Ghantous
  Angela W. Ghantous
  Treasurer and Principal Financial Officer

Date:   April 27, 2018